Financial instruments risk management objectives and policies	12 Months Ended
Dec. 31, 2019
Financial instruments risk management objectives and policies [abstract]
Disclosure of financial risk management
27.	Financial instruments risk management objectives and policies
The Group’s principal financial liabilities, other than derivatives, comprise of loans and borrowings, and trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations and to provide guarantees to support its operations. The Group’s principal financial assets include trade and other receivables, and cash and short-term deposits that derive directly from its operations. The Group also holds bank certificates of deposit and others enters into derivative transactions.
The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. The Group’s senior management is supported by a financial risk team that advises on financial risks and the appropriate financial risk governance framework for the Group. The financial risk team provides assurance to the Group’s senior management that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. All derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Group’s policy that no trading in derivatives for speculative purposes may be undertaken. The Group’s senior management reviews and agrees policies for managing each of these risks, which are summarized below.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments affected by market risk include loans and borrowings, deposits, financial management products and derivative financial instruments.
The sensitivity analyses in the following sections relate to the position as at December 31, 2019 and 2018.
The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and derivatives and the proportion of financial instruments in foreign currencies are all constant and on the basis of the hedge designations in place as at December 31, 2019.
The analyses exclude the impact of movements in market variables on: the carrying values of pension and other post-retirement obligations, provisions, and the non-financial
assets and liabilities of foreign operations. The analysis for the contingent consideration liability is provided in Note 10.

The following assumptions have been made in calculating the sensitivity analyses:
The sensitivity of the relevant profit or loss item is the effect of the assumed changes in respective market risks. This is based on the financial assets and financial liabilities held at December 31, 2019 including the effect of hedge accounting.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.
Interest rate sensitivity
The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected, after the impact of hedge accounting. With all other variables held constant, the Group’s profit/(loss) before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit/(loss) before tax
		€
2019
Interest rate increase	100 basis points	(1,261)
Interest rate decrease	100 basis points	1,261
2018
Interest rate increase	100 basis points	(506)
Interest rate decrease	100 basis points	506
2017
Interest rate increase	100 basis points	(2,405)
Interest rate decrease	100 basis points	2,405
The assumed movement in basis points for the interest rate sensitivity analysis is based on the currently observable market environment, showing a significantly higher volatility than in prior years.

Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries.
The Group hedges its exposure to fluctuations by certain foreign currency denominated forecasted cash flows arising from foreign currency denominated borrowings and probable forecasted transactions by using foreign currency swaps and forwards, mainly for foreign exchange risk between EUR and USD as well as CHF.
When a derivative is entered into for hedging purposes, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable or payable that is denominated in the foreign currency.
Foreign currency sensitivity
The following tables demonstrate the sensitivity to a reasonably possible change in CHF/EUR and USD/EUR exchange rates, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities including non-designated
foreign currency derivatives and embedded derivatives.

	2019	Effect on profit/(loss) before tax
		€
CHF/EUR	+5%	1,203
USD/EUR	+5%	(17,380)

	2018	Effect on profit/(loss) before tax
		€
CHF/EUR	+5%	(2,579)
USD/EUR	+5%	1,530

	2017	Effect on profit/(loss) before tax
		€
CHF/EUR	+5%	(1,984)
USD/EUR	+5%	1,598
The impact on the Group’s OCI is mainly due to translation differences from USD and CNY to EUR made by the Company, WSH sub-group
and IHAG
sub-group.

	2019	Effect on OCI
		€
USD/EUR	+5%	(246)
CNY/EUR	+5%	(463)

	2018	Effect on OCI
		€
USD/EUR	+5%	(2,454)
CNY/EUR	+5%	122

	2017	Effect on OCI
		€
USD/EUR	+5%	(3,247)
CNY/EUR	+5%	936
The movement in the
pre-tax
effect is a result of a change in the fair value of derivative financial instruments not designated in a hedge relationship and monetary assets and liabilities denominated in USD (for WSH and WEH), EUR (for IHAG) and Chinese Renminbi Yuan (for WSC), where the functional currency of the entity is a currency other than respective currencies. Although the derivatives have not been designated in a hedge relationship, they act as an economic hedge and will offset the underlying transactions when they occur.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Trade receivables
Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.
An impairment analysis is performed at each reporting date on an individual basis for major clients. In addition, a large number of minor receivables are grouped into homogenous groups and assessed for impairment collectively. The calculation is based on actual incurred historical data. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 24. The Group evaluates the concentration of risk with respect to trade receivables as insignificant, as its customers are located in several jurisdictions and operate in largely independent markets.
Financial instruments and cash deposits
Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed by the Group’s senior management on an annual basis, and may be updated throughout the year subject to approval of the Group’s finance team. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments.
The Group’s maximum exposure to credit risk for the components of the consolidated statement of financial position at December 31, 2019 is the carrying amounts as illustrated in Note 24 except for derivative financial instruments. The Group’s maximum exposure relating to financial derivative instruments is shown in the liquidity table below.

31 December 2019

	Trade receivables
		Days past due
	Contract Assets	Current	<1years	1 - 2 years	2 - 3 years	over 3 years	Total
	€	€	€	€	€	€	€
ECL rate	0.81%	0.54%	4.31%	80.05%	96.54%	93.29%
Estimated total gross carrying amount at default	64,328	70,816	58,782	30,140	11,618	6,780	178,136
ECL	(519)	(382)	(2,531)	(24,126)	(11,216)	(6,325)	(44,580)
31 December 2018

	Trade receivables
		Days past due
	Contract Assets	Current	<1years		1 - 2 years	2 - 3 years	over 3 years	Total
	€	€	€		€	€	€	€
ECL rate	0.36%	0.45%	23.27	%*	81.37%	89.05%	98.40%
Estimated total gross carrying amount at default	48,969	85,685	101,169		13,492	5,197	5,471	211,014
ECL	(178)	(386)	(23,540)		(10,979)	(4,628)	(5,384)	(44,917)

*
The Group had outstanding trade receivable relating to Italian football-related services provided to a sport marketing and media rights firm named Media Partners & Silva Limited (“MP&Silva”), the expected credit loss was individually accrued as a result of the initiation of MP&Silva’s insolvency process in 2018.

Liquidity risk
The Group monitors its risk of a shortage of funds using a liquidity planning tool.
The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, bank loans, debentures, preference shares, finance leases and hire purchase contracts. The Group’s policy is that not more than 25% of borrowings should mature in the next
12-month
period.
Approximately 24% and 4.5% of the Group’s interest-bearing liabilities would mature in less than one year at December 31, 2019 and 2018 respectively based on the carrying value of borrowings reflected in the financial statements. The Group has assessed the concentration of risk with respect to refinancing its debt and considered it to be insignificant. The Group has access to a sufficient variety of sources of funding.
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Year ended December 31, 2019	Within 1 year	1 to 5 years	>5 years	Total
	€	€	€	€
Interest-bearing loans and borrowings	221,650	418,752	232,865	873,267
Trade payables	72,966	—	—	72,966
Other payables	100,889	—	—	100,889
Accrued expenses	69,846	3,051	—	72,897
Stock compensation liability	327	11,934	—	12,261
Other current liabilities	18,865	—	—	18,865
Other non-current liabilities	—	32,643	—	32,643
Derivatives financial liabilities	1,081	—	—	1,081

	485,624	466,380	232,865	1,184,869

Year ended December 31, 2018	Within 1 year	1 to 5 years	>5 years	Total
	€	€	€	€
Interest-bearing loans and borrowings	43,837	571,081	330	615,248
Trade payables	101,228	443	2,546	104,217
Other payables	711,282	952	—	712,234
Accrued expenses	83,516	4,941	—	88,457
Other current liabilities	16,255	—	—	16,255
Other non-current liabilities	—	33,224	—	33,224
Derivatives financial liabilities	842	—	—	842

	956,960	610,641	2,876	1,570,477